IVY FUNDS

Supplement dated July 1, 2009
to the
Statement of Additional Information dated July 31, 2008

At a meeting held on March 26, 2009, the Board of Trustees of Ivy Funds unanimously approved the termination of the Investment Sub-Advisory Agreement between Ivy Investment Management Company (IICO) and Henderson Global Investors (North America) Inc. (Henderson), dated December 31, 2002, relating to Ivy European Opportunities Fund (Fund).  As a result, effective July 1, 2009, IICO, the Fund’s investment adviser, assumes direct investment management responsibilities of the Fund’s portfolio.  All references to Henderson where it appears in the Statement of Additional Information with respect to Ivy European Opportunities Fund are deleted.

The following is added to the section entitled “Portfolio Managers:”

 Portfolio Managers employed by IICO

 The following table provides information as of March 31, 2009, relating to the portfolio manager of the Fund:

 Thomas Mengel -- Ivy European Opportunities Fund*

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	0	2
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$192.7	$0	$4.4
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

* IICO assumed direct investment management responsibility of Ivy European Opportunities Fund effective July 1, 2009.

Ownership of Securities

As of March 31, 2009, the dollar range of shares beneficially owned by the portfolio manager was:

Manager	Portfolio Managed in Ivy Funds	Dollar Range of Shares Owned in Portfolio Managed	Dollar Range of Shares Owned in Funds in Fund Complex
Thomas Mengel	Ivy European Opportunities Fund	$0	$500,001 to $1,000,000

A portion of each portfolio manager's compensation is held in a deferred account, and deemed to be invested in funds within the Fund Complex.  As of March 31, 2009, the dollar range of shares of the Funds deemed owned by the portfolio manager was:

Manager	Portfolio Managed in the Ivy Funds	Dollar Range of Shares Deemed Owned in Portfolio or Style Managed[1]	Dollar Range of Shares Deemed Owned in Funds in Fund Complex
Thomas Mengel	Ivy European Opportunities Fund	$100,001 to $500,000[2]	$100,001 to $500,000

1 Shares deemed owned in any fund within the Fund Complex which is managed by the Manager.
2 Dollar range indicated reflects deferred compensation in Ivy International Growth Fund and Waddell & Reed Advisors International Growth Fund.